Segment Reporting (Details Textual)	12 Months Ended
	Dec. 31, 2019 USD ($) Segment	Dec. 31, 2018 USD ($)
Segment Reporting (Textual)
Number of operating segments | Segment	1
China [Member]
Segment Reporting (Textual)
Long-lived assets	$ 59,981,251	$ 58,848,571
Other Foreign Countries [Member]
Segment Reporting (Textual)
Long-lived assets	$ 13,047,425	$ 4,271,140